Note 3 - Vessels, Net	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2020	138,401,404	(32,940,139)	105,461,265
Depreciation for the period	-	(3,252,516)	(3,252,516)
Capitalized expenses	294,267	-	294,267
Balance, June 30, 2020	138,695,671	(36,192,655)	102,503,016

As of
June 30, 2020
all vessels are used as collateral under the Company's loan agreements (see Note
5
).